CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Retained earnings IDR (Rp)	Other reserves IDR (Rp)	Non-controlling interests IDR (Rp)	IDR (Rp)	USD ($)
Balance at Dec. 31, 2020	Rp 102,374	Rp 4,953	Rp 1,977	Rp 95,208	Rp 236	Rp 18,140	Rp 120,514
Net comprehensive income for the year
Profit for the year	24,877			24,877		9,222	34,099
Other comprehensive income (loss)	2,007			1,980	27	(27)	1,980
Net comprehensive income (loss) for the year	26,884			26,857	27	9,195	36,079
Transaction with owners recorded directly in equity
Cash dividend	(16,643)			(16,643)		(13,242)	(29,885)
Changes in non-controlling interests	(72)			(72)		73	1
Changes in non-controlling interests from initial public offering of subsidiary	9,088			9,088		9,375	18,463
Net transactions with owners	(7,627)			(7,627)		(3,794)	(11,421)
Balance at Dec. 31, 2021	121,631	4,953	1,977	114,438	263	23,541	145,172
Net comprehensive income for the year
Profit for the year	20,736			20,736		6,984	27,720
Other comprehensive income (loss)	1,713			1,412	301	54	1,767
Net comprehensive income (loss) for the year	22,449			22,148	301	7,038	29,487
Transaction with owners recorded directly in equity
Cash dividend	(14,856)			(14,856)		(10,103)	(24,959)
Repurchase of non-controlling interest shares						(681)	(681)
Changes in non-controlling interests						11	11
Investment from non-controlling interest for newly established indirect subsidiary						45	45
Net transactions with owners	(14,856)			(14,856)		(10,728)	(25,584)
Balance at Dec. 31, 2022	129,224	4,953	1,977	121,730	564	19,851	149,075
Net comprehensive income for the year
Profit for the year	24,427			24,427		7,641	32,068	$ 2,082
Other comprehensive income (loss)	(1,478)			(1,414)	(64)	24	(1,454)	(94)
Net comprehensive income (loss) for the year	22,949			23,013	(64)	7,665	30,614	1,988
Transaction with owners recorded directly in equity
Cash dividend	(16,603)			(16,603)		(9,803)	(26,406)
Repurchase of non-controlling interest shares						(31)	(31)
Changes in non-controlling interests						22	22
Differences in non-controlling interest ownership acquisition transactions of subsidiary	6			6			6
Additional capital contributions from non-controlling interests of subsidiaries						2,955	2,955
Net transactions with owners	(16,597)			(16,597)		(6,857)	(23,454)
Balance at Dec. 31, 2023	Rp 135,576	Rp 4,953	Rp 1,977	Rp 128,146	Rp 500	Rp 20,659	Rp 156,235	$ 10,147